Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. The Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed financial statements.

(1) On April 18, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with BH Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Bull Horn (“Merger Sub”), and Coeptis Therapeutics, Inc., a Delaware corporation (“Coeptis”). The transactions contemplated by the Merger Agreement, if consummated (of which no assurances can be given), would constitute the Company’s Business Combination.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the closing of the transactions contemplated by the Merger Agreement (the “Closing”), the Company will re-domicile from the British Virgin Islands to the State of Delaware through a statutory re-domestication (the “Domestication”), and (ii) upon the Closing, Merger Sub will merge with and into Coeptis (the “Merger”), with Coeptis continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of the Company (after the Domestication).

Prior to the Merger, all outstanding shares of Coeptis preferred stock will convert or exchange their shares of preferred stock for shares of Coeptis common stock at the applicable ratio in Coeptis organizational documents (the “Preferred Stock Exchange”). In the Merger, (i) all shares of Coeptis common stock issued and outstanding immediately prior to the effective time of the Merger (other than those properly exercising any applicable dissenters rights under Delaware law), but after giving effect to the Preferred Stock Exchange, will be converted into the right to receive a portion of the Merger Consideration (as defined below), (ii) certain issued and outstanding warrants to acquire shares of Coeptis stock (the “Specified Warrants”) will be assumed by the Company and converted into a warrant for shares of Company common stock with its price and number of shares equitably adjusted based on the conversion of the shares of Coeptis common stock into the Merger Consideration (each, an “Assumed Warrant”), (iii) certain outstanding convertible debt of Coeptis (the “Coeptis Convertible Debt”) will be assumed by the Company and be convertible into common stock of the Company (the “Assumed Convertible Debt”) and (iv) any other outstanding securities with the right to convert into or acquire equity securities of Coeptis or its subsidiaries will be terminated. At the Closing, the Company will change its name to “Coeptis Therapeutics Holdings, Inc.”.

The aggregate Merger consideration received by Coeptis security holders from the Company at the Closing will have an aggregate value equal to (the “Merger Consideration”) (i) $175,000,000, minus (or plus if positive), (ii) the amount of Coeptis’s outstanding indebtedness as of immediately prior to the Closing (excluding Permitted Debt, as described below), net of its cash as of immediately prior to the Closing, minus (iii) the amount of Coeptis’s outstanding unpaid transaction expenses and transaction bonuses as of the Closing. The Merger Consideration will be payable, (a) in the case of Coeptis stockholders, solely in new shares of Company common stock, with each share of Company common stock valued at the price per share (the “Redemption Price”) at which each share of Company common stock is redeemed or converted pursuant to the redemption by the Company of its public shareholders in connection with the Company’s initial Business Combination, as required by the M&A (as defined below) and the Company’s Initial Public Offering prospectus (the “Closing Redemption”), and (b) with respect to the holders of the Specified Warrants, by the assumption of such warrants by the Company as Assumed Warrants. The Merger Consideration deliverable to Coeptis stockholders will be allocated pro rata after giving effect to the Preferred Stock Exchange and deducting the value attributable to the Assumed Warrants as if the Specified Warrants that become Assumed Warrants were exercised on a net exercise basis as of immediately prior to the Closing. The Coeptis Convertible Debt, along with (i) certain other outstanding indebtedness of Coeptis as of the date of the Merger Agreement (which together with the Coeptis Convertible Debt, has aggregate outstanding obligations of approximately $3.9 million as of the date of the Merger Agreement), and (ii) certain other indebtedness that Coeptis is permitted to incur between the signing of the Merger Agreement and the Closing, will not affect the Merger Consideration payable to Coeptis security holders (the Coeptis Convertible Debt and such other indebtedness, “Permitted Debt”).

(2) On April 26, 2022, the Company held a special meeting of shareholders (the “Meeting”). At the Meeting, the Company’s shareholders approved an amendment (the “Charter Amendment”) to the Company’s Amended and Restated Memorandum and Articles of Association (the “M&A”) to extend the date by which the Company must consummate its initial Business Combination from May 3, 2022 to November 3, 2022. On April 27, 2022, the Company filed an amended and restated copy of the M&A, as amended by the Charter Amendment with the Registrar of Corporate Affairs of the British Virgin Islands, effective the same day. In connection with the Meeting, shareholders holding 4,258,586 Public Shares exercised their right to redeem their shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $43.0 million (approximately $10.10 per public share) has been removed from the Trust Account to pay such holders, and approximately $32.7 million remains in the Trust Account. Following such redemptions, the Company has 3,241,414 Public Shares outstanding. The Sponsor will deposit (by way of a non-convertible loan) $66,667 (or approximately $0.02 per Public Share that remain outstanding) per month in connection with the extension of the Company’s termination date from May 3, 2022 up to November 3, 2022.

(3) On May 4, 2022, the Company entered into a letter agreement with Imperial, I-Bankers and Northland to amend the underwriters’ deferred fee from Initial Public Offering due upon consummation of a Business Combination from $2,250,000 to $500,000, but only in connection with the Company’s Business Combination with Coeptis.

(4) On May 2, 2022, the Company issued a promissory note (the “Note”) in the aggregate principal amount of up to $400,000 to the Sponsor in connection with the extension of the termination date for the Company’s initial Business Combination from May 3, 2022 to November 3, 2022 (the “Termination Date”), which extension was approved by the shareholders of the Company at a special meeting of the Company’s shareholders held on April 26, 2022.

Pursuant to the Note, the Sponsor has agreed to loan to the Company up to $400,000 to deposit into the Trust Account in an amount of $66,667 per month to extend the Termination Date on a month-by-month basis through November 3, 2022 as necessary, except that the sixth deposit (if applicable) will be a payment of $66,665 (the “Monthly Extension Amount”).

The Note provides that the Monthly Extension Amount will be deposited into the Trust Account commencing on May 3, 2022, and within one business day of the 3rd day of each subsequent month until October 3, 2022 or an earlier date by which the Company completes an initial Business Combination or liquidates as provided for in the M&A, and such amount will be distributed either to: (i) all of the public holders of the Public Shares upon the Company’s liquidation or (ii) the public holders of the Public Shares who elect to have their shares redeemed in connection with the consummation of the initial Business Combination.

The Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of the initial Business Combination, or (b) the date of the liquidation of the Company.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 5, 2022, the Company filed a definitive proxy statement to announce its intention to hold a special meeting of shareholders on April 26, 2022 to seek an extension of the deadline by which the Company must consummate its initial business combination on a month to month basis (subject to additional monies being funded into our trust account by the Sponsor or its designees) from May 3, 2022 up until November 3, 2022. Such an extension requires the approval of the Company’s public shareholders to amend its charter, who will be provided the opportunity to at the time of the special meeting to redeem all or a portion their ordinary shares. A significant number of such redemptions will have a material adverse effect on the amount held in the Trust Account and other adverse effects on the Company, such as our ability to have enough cash to implement an initial business combination or to maintain the Company’s listing on Nasdaq.